Short-term bank loans and other debt	6 Months Ended
Jun. 30, 2015
Short-term bank loans and other debt [Abstract]
Short-term bank loans and other debt

6. Short-term bank loans and other debt

Short-term bank loans represent amounts due to various banks and are due on the dates indicated below. These loans generally can be renewed with the banks. Short-term bank loans at December 31, 2014 and June 30, 2015 consisted of the following:

	December 31,	June 30,
	2014	2015
	US$	US$
	(Audited)	(Unaudited)
Loan from China Fortune International Trust Co., Ltd
Due February 25, 2015, at 11% per annum	40,856,349	-
	40,856,349	-

Loan from ICBC Credit Suisse Investment Management Co., Ltd.
Due April 3, 2015, at 11% per annum	24,513,809	-
	24,513,809	-

Loan from Bridge Trust Co., Ltd
Due June 24, 2015, at 12.5% per annum	32,685,079	-
	32,685,079	-

Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd.
Due August 12, 2015, at 12% per annum (1)	65,370,159	-
	65,370,159	-

Loan from The Bank of China
Due December 30, 2015, at 7.3% per annum (2)	-	24,535,462
	-	24,535,462

Loan from China Minsheng Bank
Due January 29, 2016, at 9% per annum	-	8,669,197
	-	8,669,197

Loan from The Bank of East Asia
Due February 24, 2015, at 2.80% plus 3 month LIBOR	14,971,245	-
Due February 25, 2015, at 2.60% plus 3 month LIBOR	20,353,100	-
Due November 24, 2015, at 2.60% plus 3 month LIBOR (3)	-	14,971,245
Due November 25, 2015, at 2.60% plus 3 month LIBOR (3)	-	20,353,100
Due June 2, 2016, at 2% plus 3 month LIBOR (3)	-	9,675,634
	35,324,345	44,999,979

Loan from Bank of China Tokyo Branch
Due May 17, 2015, at 2% plus 6 month LIBOR	65,000,000	-
Due October 15, 2015, at 2.03% per annum (4)	-	65,000,000
	65,000,000	65,000,000

Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)")
Due February 17, 2015, at 2.1% plus 3 month LIBOR	20,000,000	-
Due August 27, 2015, at 2.1% plus 3 month LIBOR (5)	-	20,000,000
Due March 2, 2015, at 2% plus 3 month LIBOR	9,700,000	-
Due September 9, 2015, at 2% plus 3 month LIBOR (5)	-	9,700,000
Due October 27, 2015, at 1.8% plus 3 month LIBOR (5)	-	20,000,000
Due May 18, 2016, at 2% plus 3 month LIBOR (5)	-	10,000,000
	29,700,000	59,700,000

Loan from Bank of China International Limited
Due July 2, 2015, at 1.87% per annum	-	2,020,061
	-	2,020,061

Total short-term bank loans and other debt	293,449,741	204,924,699

(1)
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on November 12, 2014, which was designated as the lender by Lianxin, the non-controlling shareholder of Changsha Wanzhuo, this other short-term debt is secured by the Group's 75% equity interest in Changsha Wanzhuo and the Group's land use rights. This other short-term debt was paid in full in May, 2015.

(2)	Pursuant to the loan contracts, the short-term loan amounting to US$24,535,462 (December 31, 2014: nil) is secured by the 100% equity interests in Henan Wanzhuo and Jiantou Xinyuan, respectively.

(3)
Pursuant to the loan contract with The Bank of East Asia, these three loans from The Bank of East Asia, amounting to US$15.0 million, US$20.4 million and US$9.7 million, respectively, are denominated in US$ and are secured by the deposits of US$16,150,877 (December 31, 2014: US$15,808,139), US$21,957,603 (December 31, 2014: US$21,511,848) and US$10,386,679 (December 31, 2014: nil), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2015.

(4)
Pursuant to the loan contract with Bank of China Tokyo Branch , this short-term loan amounting to US$65.0 million, is denominated in US$ and is secured by the deposit of US$69,419,000 (December 31, 2014: US$69,357,738). This deposit is classified as restricted deposit on the consolidated balance sheets as June 30, 2015.

(5)
Pursuant to the loan contract with ICBC (Asia), these four loans from ICBC (Asia), amounting to US$20.0 million, US$9.7 million, US$20.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$22,275,453 (December 31, 2014: US$21,572,152) and US$10,319,615 (December 31, 2014: US$10,098,019), US$22,081,916 (December 31, 2014: nil) and cash of US$11,449,882 (December 31, 2014: nil), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2015.

As of June 30, 2015, except when otherwise indicated the Group's short-term bank loans were denominated in RMB and were mainly secured by the Group's real estate under development with net book value of US$470,158 (December 31, 2014: US$18,858,604), real estate properties held for lease with net book value of US$1,502,776 (December 31, 2014: nil) and land use rights with net book value of nil (December 31, 2014: US$88,404,169).

The weighted average interest rate on short-term bank loans and other debt as of June 30, 2015 was 3.11% (December 31, 2014: 7.62%).